Recent Accounting Pronouncements Accounting Pronouncements - Narrative (Details) $ in Thousands	Sep. 30, 2019 USD ($) vessel	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (notes 2 and 8)	$ 23,595		$ 0
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (notes 2 and 8)		$ 11,000
Variable Interest Entity, Primary Beneficiary [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance Leased Assets, Number of Units | vessel	14